DEFERRED INCOME TAX ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 16 – DEFERRED INCOME TAX ASSETS/LIABILITIES

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable of Telecom are presented below:

	As of December 31,
	2019	2018
Tax carryforward	(8,590)	(4,408)
Allowance for doubtful accounts	(1,513)	(1,422)
Provisions	(1,529)	(1,634)
PP&E and Intangible assets	51,922	45,825
Cash dividends from foreign companies	515	642
Income tax inflation adjustment effect	12,346	—
Other deferred tax liabilities (assets), net	(22)	(109)
Total deferred tax liabilities, net	53,129	38,894
Actions for recourse tax receivable	(870)	(1,259)
Total deferred tax liability, net	52,259	37,635

Net deferred tax assets	(293)	(120)
Net deferred tax liabilities	52,552	37,755

As of December 31, 2019, the Company and some subsidiaries have a cumulative Tax carryforward of approximately $28,700, which calculated considering statutory income tax rate represent a deferred tax asset of approximately $8,590.

Following, the detail of the maturities of estimated Tax carryforward is disclosed:

	Tax carryforward	Tax carryforward amount	Tax carryforward
Company	generation year	as of 12.31.2019	expiration year
Inter Radios	2015	6	2020
Inter Radios	2017	2	2022
Inter Radios	2018	2	2023
Telecom Argentina	2018	15,765	2023
Telecom Argentina	2019	12,525	2024
Adesol	2019	400	2024
		28,700

Income tax (expense) benefit consists of the following:

	Years ended December 31,
	2019	2018	2017
	Profit (loss)
Current tax expense	(161)	—	(7,414)
Deferred tax benefit	(14,009)	4,366	(1,072)
Income tax (expense) benefit	(14,170)	4,366	(8,486)

Income tax (expense) benefit differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2019	2018	2017
	Profit (loss)
Pre-tax income	10,282	4,150	23,653
Non-taxable items - Earnings from associates	187	(363)	(543)
Non-taxable items – valuation differences of foreign investments	(10,543)	—	—
Non-taxable items - Other	(794)	(428)	195
Equity, Goodwill and others restatement in current currency	67,999	55,427	2,084
Subtotal	67,131	58,786	25,389
Weighted statutory income tax rate	26.14%	25.37%	35%
Income tax expense at weighted statutory tax rate	(17,546)	(14,913)	(8,886)
Deferred tax liability restatement in current currency and other	18,550	19,309	400
Income tax inflation adjustment	(15,194)	—	—
Actions for recourse	52	68	—
Income tax on cash dividends of foreign companies	(32)	(98)	—
Income tax (expense) benefit	(14,170)	4,366	(8,486)

Income tax - Actions for recourse filed with the Tax Authority

Section 10 of Law No. 23,928 and Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992.

Accordingly, Telecom Argentina determined its income tax obligations in accordance to those provisions, without considering the income tax inflation adjustment.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011. 2012 and 2014 fiscal years in the cases brought by "Distribuidora Gas del Centro" (10/14/2014, 06/02/2015, 10/04/2016 and 06/25/2019), among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

According to the above-mentioned new legal background that the Company took knowledge during 2015, Telecom Argentina filed during 2015, 2016, 2017 and 2018 actions for recourse with the AFIP to claim the full tax overpaid for fiscal years 2009, 2010, 2011, 2012, 2013 and 2014 for a total amount of approximately $1,017 plus interests, under the argument that the lack of application of the income tax inflation adjustment is confiscatory.

On September 24, 2019 Telecom was notified of the resolutions dated September 12, 2019 and August 30, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2009 and 2010 respectively. Also, on November 11, 2019 Telecom was notified of the resolutions dated October 29, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2011 and 2012. According to this, on October 15, 2019 and on December 3, 2019, Telecom filed four actions for recourse before the National Court of First Instance, since the Company's Management, with the assistance of its tax advisors, understands that the arguments presented by the Company follow the same criteria as those considered by the Supreme Court of Argentina in similar precedents, among others. Therefore, the Company should obtain a favorable resolution to such claims.

Consequently, the income tax determined in excess qualifies as a tax credit in compliance with IAS 12 and the Company recorded a non-current tax credit of $870 as of December 31, 2019. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood of certain variables according to the jurisprudential antecedents known as of the date of these consolidated financial statements. The Company’s Management will assess Tax Authority’s resolutions related to actions of recourse filed as well as the jurisprudence evolution in order to, at least annually, remeasure the tax credit recorded.